SCHEDULE OF RECEIVABLES (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Receivables
Trade accounts receivable	$ 972,709	$ 1,343,795
Sales tax receivable	35,579	745,170
Trade and other receivables	$ 1,008,288	$ 2,088,965